Share-based payments - Equity settled, DRD Gold (Details) - DRDGOLD (equity-settled scheme)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of award in performance shares	80.00%
Percent of award in retention shares	20.00%
Percent vesting in each tranche		50.00%
Percentage vesting upon satisfaction of criteria	100.00%